CORRECTION OF PRIOR PERIOD ERRORS	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
CORRECTION OF PRIOR PERIOD ERRORS

NOTE 16 – CORRECTION OF PRIOR PERIOD ERRORS

During the fiscal year ended December 31, 2018, the Company discovered a financial statement error for the year ended December 31, 2016 that caused an overstatement of accumulated deficit. The error was related to the recording of professional fees. In October of 2015, the Company entered into an agreement for consulting service, in which the consultant agreed to perform consulting work for the Company to be completed by August 2016 in exchange for 120,000,000 shares of restricted common stock. The Company issued 120,000,000 shares of restricted common stock in the first quarter of 2016. In July 2016, the consulting agreement was terminated and services were not rendered. The return of the 120,000,000 shares of restricted common stock were returned to the Company; however, the Company in error did not reverse the professional fees and common stock issuance as of December 31, 2016. The correction of prior period error resulted in decreased accumulated deficit by $1,630,000, and is reflected in the accompanying Balance Sheets and Statements of Stockholders’ Deficit.